Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 13,704	$ 19,882	$ 33,995	$ 61,511
Adjustment for:
Preferred unitholders' interest in net income	3,482	3,288	10,224	8,951
Limited partners' interest in net income	10,222	16,594	23,771	52,560
Less: Dividends paid or to be paid	(15,036)	(15,003)	(45,104)	(44,945)
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (4,814)	$ 1,591	$ (21,333)	$ 7,615
Common Unit Public [Member]
Basic earnings per unit :
Earnings Per Share, Basic	$ 0.30	$ 0.49	$ 0.68	$ 1.56
Diluted earnings per unit :
Earnings Per Share, Diluted	0.29	0.49	0.68	1.55
Common units Hoegh LNG [Member]
Basic earnings per unit :
Earnings Per Share, Basic	0.57	0.51	1.36	1.63
Diluted earnings per unit :
Earnings Per Share, Diluted	$ 0.57	$ 0.51	$ 1.36	$ 1.63
Subordinated Units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 0	$ 630	$ (6,533)	$ 3,018
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	6,721	13,156	10,987	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	6,721	13,156	10,987	13,156
Basic earnings per unit :
Earnings Per Share, Basic	$ 0.00	$ 0.51	$ 0.52	$ 1.63
Diluted earnings per unit :
Earnings Per Share, Diluted	$ 0.00	$ 0.51	$ 0.52	$ 1.63
Common Unit Public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (2,606)	$ 860	$ (11,549)	$ 4,115
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,009	17,901	17,977	17,827
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,030	17,917	17,993	17,840
Common units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (2,208)	$ 101	$ (3,251)	$ 482
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	8,536	2,101	4,270	2,101
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	8,536	2,101	4,270	2,101